Financial Instruments (Details) - Summary of financial assets and liabilities by category S/ in Thousands, $ in Thousands	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)
Financial assets according to the statement of financial position
- Cash and cash equivalents | S/	S/ 957,178		S/ 900,168
- Trade accounts receivable and other accounts receivable (excluding non-financial assets) | S/	1,177		12,318		S/ 5,704
Financial assets | S/	175,087		176,927
Other financial liabilities at amortized cost:
- Other financial liabilities	5,773	$ 512,947	39,316	$ 295,120	S/ 74,656
- Lease liability for right-of-use asset | S/	60,507		72,726
- Bonds | S/	69,838		58,446
Financial liabilities	S/ 9,836	3,121,368	S/ 52,391	3,314,268
- Other provisions		576,194		534,207
Financial liabilities at amortised cost, category [member]
Other financial liabilities at amortized cost:
- Other financial liabilities		509,557		773,203
- Finance leases		9,836		52,391
- Lease liability for right-of-use asset		60,507		72,726
- Bonds		1,260,922		932,759
- Trade and other accounts payable(excluding non-financial liabilities)		1,178,830		1,403,074
- Accounts payable to related parties		101,716		80,115
Loans and receivables, category [member]
Financial assets according to the statement of financial position
- Cash and cash equivalents		957,178		900,168
- Trade accounts receivable and other accounts receivable (excluding non-financial assets)		974,196		1,092,763
- Financial assets related to concession agreements		814,293		775,677
- Accounts receivable from related parties		664,714		647,409
Financial assets		$ 3,410,381		$ 3,416,017